Debt due within one year - Schedule of Debt Due Within One Year (Details) $ in Millions, $ in Millions	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Current portion of non-current borrowings	$ 1,680		$ 990
Total debt due within one year	$ 4,137		2,625
Notes payable | Weighted Average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2022	4.27%	4.27%
Loans
Disclosure of detailed information about borrowings [line items]
Current borrowings	$ 1,588	$ 1,173	900
Loans | Weighted Average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2022	5.19%	5.19%
Long-term debt due within one year | Weighted Average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2022	4.79%	4.79%
Trade receivables | Notes payable
Disclosure of detailed information about borrowings [line items]
Current borrowings	$ 869		735
Trade receivables | Loans
Disclosure of detailed information about borrowings [line items]
Current borrowings	1,588		900
Trade receivables | Long-term debt due within one year
Disclosure of detailed information about borrowings [line items]
Current portion of non-current borrowings	1,680		990
Trade receivables | Commercial paper
Disclosure of detailed information about borrowings [line items]
Current borrowings	849	$ 627	711	$ 561
Trade receivables | Finance leases
Disclosure of detailed information about borrowings [line items]
Current portion of non-current borrowings	$ 930		$ 864